The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 45,660,484	R$ 42,940,059
Perpetual Bonds [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Closing Balance	5,203,773
Fair value		5,157,465
Fixed Rate Notes [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Closing Balance	15,617,091	15,067,341
Fair value	R$ 15,700,276	R$ 15,744,067